Total
INVESCO V.I. AMERICAN FRANCHISE FUND
Fund Summary
Investment Objective(s)
The Fund's investment objective is to seek capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that are incurred, directly or indirectly, when a variable product owner buys, holds, or redeems interest in an insurance company separate account that invests in the Series I shares or Series II shares of the Fund but does not represent the effect of any fees or other expenses assessed in connection with your variable product, and if it did, expenses would be higher.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - INVESCO V.I. AMERICAN FRANCHISE FUND	SERIES I	SERIES II
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - INVESCO V.I. AMERICAN FRANCHISE FUND	SERIES I	SERIES II
Management Fees	0.67%	0.67%
Distribution and/or Service (12b-1) Fees	none	0.25%
Other Expenses	0.19%	0.19%
Total Annual Fund Operating Expenses	0.86%	1.11%

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
This Example does not represent the effect of any fees or expenses assessed in connection with your variable product, and if it did, expenses would be higher.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - INVESCO V.I. AMERICAN FRANCHISE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
SERIES I	88	274	477	1,061
SERIES II	113	353	612	1,352

Expense Example No Redemption - INVESCO V.I. AMERICAN FRANCHISE FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
SERIES I	88	274	477	1,061
SERIES II	113	353	612	1,352

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 108% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) it (alone or through its consolidated subsidiaries) derives 50% or more of its annual revenue from either goods produced, sales made or services performed in the U.S.; (iii) it is organized under the laws of, or has a principal office in the U.S; or (iv) its “country of risk” is the U.S. as determined by a third party service provider. The Fund invests primarily in equity securities of mid- and large-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.
The Fund invests primarily in securities that are considered by the Fund’s portfolio managers to have potential for earnings or revenue growth.
The Fund may invest up to 20% of its net assets in securities of foreign issuers.
The Fund may also invest up to 10% of its net assets in emerging markets countries, i.e., those that are generally in the early stages of their industrial cycles.
The Fund is non-diversified, which means it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can.
The Fund’s portfolio managers use a bottom-up stock selection process designed to seek alpha (return on investments in excess of the Russell 1000® Growth Index), as well as a disciplined portfolio construction process designed to manage risk. The portfolio managers use a holistic approach that closely examines company fundamentals, including detailed modeling of a company’s financial statements and discussions with company management teams, suppliers, distributors, competitors, and customers. The portfolio managers use a variety of valuation techniques based on the company in question, the industry in which the company operates, the stage of the company’s business cycle, and other factors that best reflect a company’s value. The portfolio manager seek to invest in companies with attractive growth outlooks at compelling valuation levels.
The portfolio managers consider whether to sell a particular security when a company is deemed to be overvalued, a company’s fundamentals deteriorate, the catalysts for growth are no longer present or reflected in the stock price or if the company is displaced by a more attractive investment opportunity.
In attempting to meet its investment objective or to manage subscription and redemption requests, the Fund may engage in active and frequent trading of portfolio securities.

Principal Risks of Investing in the Fund
Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Series I shares of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark, a peer group benchmark comprised of funds with investment objectives and strategies similar to those of the Fund and a broad-based securities market benchmark (in that order). The bar chart and performance table below do not reflect charges assessed in connection with your variable product; if they did, the performance shown would be lower. The Fund's past performance is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund's expenses.
The Series I shares and Series II shares invest in the same portfolio of securities and will have substantially similar performance, except to the extent that the expenses borne by each share class differ. Series II shares have higher expenses (and therefore lower performance) resulting from its Rule 12b-1 plan, which provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

Annual Total Returns

Series I	Period Ended	Returns
Best Quarter	June 30, 2020	31.11%
Worst Quarter	June 30, 2022	-20.31%

Average Annual Total Returns (for the periods ended December 31, 2022)
Average Annual Returns - INVESCO V.I. AMERICAN FRANCHISE FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
SERIES I	(31.11%)	7.66%	11.64%	Jul. 03, 1995
SERIES II	(31.30%)	7.39%	11.35%	Sep. 18, 2000
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	(29.14%)	10.96%	14.10%
Lipper VUF Large-Cap Growth Funds Index	(34.12%)	7.62%	11.95%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	(18.11%)	9.42%	12.56%